LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE	LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2025	2024
Net Income (Loss) Attributable to the Company	$(29,659)	$519
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,399)	(15,959)
Adjusted Net Loss Attributable to the Company	$(45,058)	$(15,440)

Weighted-Average Shares Outstanding - Basic	81,935,989	75,229,075
Weighted-Average Shares Outstanding - Diluted	81,935,989	75,229,075

Loss Per Share - Basic	$(0.55)	$(0.21)
Loss Per Share - Diluted	$(0.55)	$(0.21)
For the years ended December 31, 2025 and 2024, diluted loss per share was the same as basic loss per share as the potential issuance of shares related to stock-based award plans, warrants, contingent shares, convertible preferred shares and convertible debentures were anti-dilutive.
The following common equivalent shares were excluded from the Loss Per Share - Diluted calculation because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2025	2024
Stock Award Plans	8,506,194	3,863,288
Warrants	43,221,659	44,384,041
Contingent Shares	—	3,000,000
Convertible Preferred Shares	77,500	—
Convertible Debentures	1,757,173	2,762,051
Total	53,562,526	54,009,380
Net loss attributable to the Company is adjusted for dividends and various other adjustments as defined in ASC 260, Earnings Per Share. After adjustments as defined in ASC 260, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the potential issuance of shares related to stock-based award plans, warrants, contingent shares, convertible preferred shares and convertible debentures are antidilutive. After adjustments, as defined in ASC 260, if the Company is in a net income position, diluted earnings per share includes shares related to stock-based award plans, warrants, contingent shares, convertible preferred shares and convertible debentures that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible preferred shares and convertible debentures